Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Loss for the period	$ (15,569)	$ (20,830)
Items not involving cash:
Depreciation and amortization	257	224
Interest expense	3,698	1,963
Environmental rehabilitation provision accretion	1,934	2,083
Share-based compensation	1,199	1,842
Unrealized gain on foreign exchange	0	(1)
Loss (gain) on disposal of assets	(344)	142
Gain on financial asset fair value	(1,200)	(408)
Changes in non-cash working capital
Restricted deposits	(1,322)	(1,527)
Amounts receivable and other assets	1,512	290
Prepaid expenses	114	(164)
Accounts payable and accruals	(719)	(1,554)
Net cash used in operating activities	(10,440)	(17,940)
Financing Activities
Debenture funding, net of costs	16,917	22,888
Cash settled RSU's	(214)	(204)
Net cash provided by financing activities	16,703	22,684
Investing Activities
Property, plant and equipment purchases	(7,203)	(8,530)
Property, plant and equipment disposal proceeds	344	0
Intangible purchases	0	(62)
Net cash used in investing activities	(6,859)	(8,592)
Net Decrease in Cash	(596)	(3,848)
Effect of foreign exchange on Cash	0	1
Cash - Beginning of period	3,554	7,401
Cash - End of period	2,958	3,554
Supplemental information: non-cash investing and financing
Capitalization of accounts payable and accruals to mineral property	(307)	(223)
Capitalization of share-based compensation to mineral property	$ 247	$ 351